SPECIAL CASH DIVIDEND	12 Months Ended
Dec. 31, 2024
SPECIAL CASH DIVIDEND
SPECIAL CASH DIVIDEND

13. SPECIAL CASH DIVIDEND

On February 29, 2024, the Company’s board of directors approved a special cash dividend of US$0.02 per ordinary share, or US$0.10 per ADS, to holders of ordinary shares and holders of ADSs as of the close of business on March 28, 2024 New York Time, to be paid in U.S. dollars. The aggregate amount of the special dividend was approximately US$5.3 million. The cash dividend was recorded as a reduction of additional paid-in capital when declared. There were no dividends declared for the years ended December 31, 2022 and 2023.